Condensed Consolidated Interim Statements of Cash Flows (Unaudited) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (18,649)	$ (27,445)
Items not affecting cash:
Stock-based compensation	3,997	9,729
Depreciation	945	827
Foreign exchange (gain)/loss	(1,523)	4,157
Share of loss in Joint Venture	271	4,452
Inventories write down	203	332
Other expense	514	322
Changes in non-cash working capital items:
Increase in receivables, prepaids and deposits	(568)	(581)
Decrease/(increase) in inventories	554	(364)
Increase in accounts payable and accrued liabilities	383	685
Net cash used in operating activities	(13,873)	(7,886)
INVESTING ACTIVITIES
Loans to Joint Venture (Note 4)	(12,500)	(11,000)
Contribution to Joint Venture (Note 4)	(10,747)	(238)
Additions to exploration and evaluation assets	(664)	(495)
Escrow deposit	833	833
Additions to property, plant and equipment	(309)	(750)
Net cash used in investing activities	(23,387)	(11,650)
FINANCING ACTIVITIES
Proceeds from stock option exercises	4	627
Proceeds from warrant exercises		4,396
Drawdowns from the credit facility	10,000
Debt financing costs paid	(1,834)
Net proceeds from equity financing (Note 7)		79,325
Finance lease repayments	(139)	(126)
Net cash provided by financing activities	8,031	84,222
EFFECT OF FOREIGN EXCHANGE ON CASH	(215)	466
CHANGE IN CASH AND CASH EQUIVALENTS	(29,444)	65,152
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	55,394	8,056
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 25,950	$ 73,208